UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 03/31/06

Check here if Amendment [ ]; Amendment Number:
                                               -----

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parnassus Investments
Address: One Market - Steuart Tower #1600
         San Francisco, CA 94105

Form 13F File Number: 28-05022

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debra A. Early
Title:   Chief Financial Officer
Phone:   (415) 778-0200

Signature, Place, and Date of Signing:


/S/ Debra A. Early            San Francisco, CA        05/15/06
-----------------------       -------------------      ---------
[Signature]                   [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               0

Form 13F Information Table Entry Total:         85

Form 13F Information Table Value Total:  1,140,826
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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PAGE:    1 OF:   4      FORM 13F      NAME OF REPORTING MANAGER: Parnassus Investments                    #028-05022  DATE:03/31/06


      ITEM 1:           ITEM 2:       ITEM 3:        ITEM 4:       ITEM 5:           ITEM 6:        ITEM 7:         ITEM 8:
   NAME OF ISSUER    TITLE OF CLASS   CUSIP        FAIR MARKET   SHARES OR   INVESTMENT  DISCRETION MANAGER  VOTING  AUTHORITY
                                      NUMBER          VALUE      PRINC. AMT.   SOLE  SHARED  OTHER          SOLE    SHARED    NONE
Agere CONV            CONVERTIBLE    00845VAA8            9,850     10000000    X                           100000~
6.5% Due 12/15/09
Credence Sys CONV     CONVERTIBLE    225302AF5           11,625     12500000    X                           125000~
1.500% Due 05/15/08
Cymer CONV            CONVERTIBLE    232572AE7            2,335    2,300,000    X                           2300000
3.5% 2/15/09
ExpressJet Hold CONV  CONVERTIBLE    30218UAB4              865    1,000,000    X                           1000000
4.250% Due 08/01/23
Jetblue Airways CONV  CONVERTIBLE    477143AB7            7,100    8,000,000    X                           8000000
3.500% Due 07/15/33
Mentor Graph CONV     CONVERTIBLE    587200AD8            9,322    9,586,000    X                           9586000
FLOAT% Due 8/6/2023
Radisys CONV          CONVERTIBLE    750459AD1            1,639    1,660,000    X                           1660000
1.375% 11/15/2023
Vishay Intertec CONV  CONVERTIBLE    928298AF5            1,398    1,400,000    X                           1400000
3.625% 8/1/2023
Emdeon Corp CONV      CONVERTIBLE    94769MAE5           20,075     22000000    X                           220000~
1.75% 06/15/23
Automatic Data Proce  COMMON STOCK   053015103           12,562      275,000    X                            275000

Adaptec, Inc          COMMON STOCK   00651F108              987      178,500    X                            178500

Affymetrix, Inc.      COMMON STOCK   00826T108           17,456      530,100    X                            530100

AFLAC Incorporated    COMMON STOCK   001055102           11,292      250,200    X                            250200

Agere Systems, Inc    COMMON STOCK   00845V308           10,200      678,200    X                            678200

Altera Corporation    COMMON STOCK   021441100            6,229      301,800    X                            301800

Applied Materials     COMMON STOCK   038222105            4,815      275,000    X                            275000

Amgen, Inc.           COMMON STOCK   031162100           20,028      275,300    X                            275300

Apache Corporation    COMMON STOCK   037411105           27,187      415,000    X                            415000

Avery Dennison Corp   COMMON STOCK   053611109           17,544      300,000    X                            300000

Baxter International  COMMON STOCK   071813109           20,764      535,027    X                            535027

Bed Bath & Beyond     COMMON STOCK   075896100           13,536      352,500    X                            352500

Baldor Electric Co.   COMMON STOCK   057741100            3,414      100,800    X                            100800

Canon Inc ADR         COMMON STOCK   138006309           23,157      350,600    X                            350600

CDW Corporation       COMMON STOCK   12512N105            1,218       20,700    X                             20700

Cherokee Inc.         COMMON STOCK   16444H102           12,677      314,800    X                            314800

Ciena Corp            COMMON STOCK   171779101            1,917      368,000    X                            368000

Credence Systems      COMMON STOCK   225302108            9,241    1,259,000    X                           1259000

Connetics Corp        COMMON STOCK   208192104            5,384      318,000    X                            318000

Cisco Systems, Inc.   COMMON STOCK   17275R102           37,983    1,752,800    X                           1752800

Cymer, Inc.           COMMON STOCK   232572107           15,986      351,800    X                            351800

Devon Energy Corp.    COMMON STOCK   25179M103            1,529       25,000    X                             25000

eBay Inc.             COMMON STOCK   278642103           31,310      801,600    X                            801600

Energen Corporation   COMMON STOCK   29265N108           16,625      475,000    X                            475000

Foot Locker, Inc.     COMMON STOCK   344849104            2,419      101,300    X                            101300

Cedar Fair, L.P.      COMMON STOCK   150185106           19,159      655,000    X                            655000

Graco Inc.            COMMON STOCK   384109104            2,299       50,600    X                             50600

The Gap, Inc.         COMMON STOCK   364760108           24,372    1,304,700    X                           1304700

HCC Insurance Hld     COMMON STOCK   404132102           16,533      475,100    X                            475100

The Home Depot, Inc.  COMMON STOCK   437076102           16,920      400,000    X                            400000

Emdeon Corporation    COMMON STOCK   290849108            8,132      753,000    X                            753000

Health Mgmt Associat  COMMON STOCK   421933102              884       41,000    X                             41000

IBM Corporation       COMMON STOCK   459200101           20,634      250,200    X                            250200

Integrated Device     COMMON STOCK   458118106           25,703    1,729,700    X                           1729700

Intel Corporation     COMMON STOCK   458140100           22,314    1,153,200    X                           1153200

Invacare Corporation  COMMON STOCK   461203101            7,020      226,000    X                            226000

Invitrogen Corp.      COMMON STOCK   46185R100           49,491      705,700    X                            705700

J2 Global Telecom     COMMON STOCK   46626E205            9,560      203,400    X                            203400

JDS Uniphase          COMMON STOCK   46612J101               48       11,500    X                             11500

Johnson & Johnson     COMMON STOCK   478160104           48,329      816,100    X                            816100

J.P. Morgan Chase     COMMON STOCK   46625H100           31,230      750,000    X                            750000

Kinetic Concepts, In  COMMON STOCK   49460W208            6,287      152,700    X                            152700

K-Swiss Inc.          COMMON STOCK   482686102            7,616      252,700    X                            252700

Quicksilver Res       COMMON STOCK   74837R104            6,766      175,000    X                            175000

Medtronic, Inc.       COMMON STOCK   585055106           17,763      350,000    X                            350000

McCormick & Co        COMMON STOCK   579780206            4,436      131,000    X                            131000

3M Co.                COMMON STOCK   88579Y101           42,833      565,900    X                            565900

Nokia Corp - ADR      COMMON STOCK   654902204           13,000      627,400    X                            627400

ONEOK, Inc.           COMMON STOCK   682680103           19,081      591,654    X                            591654

Pitney Bowes Inc.     COMMON STOCK   724479100           29,660      690,900    X                            690900

PACCAR INC            COMMON STOCK   693718108            5,286       75,000    X                             75000

Petco Animal Supplie  COMMON STOCK   716016209            8,315      352,800    X                            352800

Pfizer Inc.           COMMON STOCK   717081103           18,112      726,800    X                            726800

The Proctor & Gamble  COMMON STOCK   742718109           14,405      250,000    X                            250000

Plantronics, Inc.     COMMON STOCK   727493108            9,003      254,100    X                            254100

Ross Stores, Inc.     COMMON STOCK   778296103            5,841      200,100    X                            200100

Restoration Hardware  COMMON STOCK   760981100            3,744      658,000    X                            658000

RadiSys Corporation   COMMON STOCK   750459109            9,971      502,300    X                            502300

Sigma-Aldrich Corp    COMMON STOCK   826552101            9,875      150,100    X                            150100

The J.M. Smucker      COMMON STOCK   832696405            4,121      103,800    X                            103800

St. Jude Medical      COMMON STOCK   790849103           13,776      336,000    X                            336000

Southern Union Co     COMMON STOCK   844030106           12,415      500,000    X                            500000

The ServiceMaster Co  COMMON STOCK   81760N109           17,384    1,325,000    X                           1325000

Symantec Corp         COMMON STOCK   871503108           11,047      656,400    X                            656400

Sysco Corp            COMMON STOCK   871829107           25,640      800,000    X                            800000

Teleflex Incorporate  COMMON STOCK   879369106            3,582       50,000    X                             50000

Taiwan Semicond ADR   COMMON STOCK   874039100           12,072    1,200,000    X                           1200000

Tuesday Morning Corp  COMMON STOCK   899035505              577       25,000    X                             25000

Tower Group Inc.      COMMON STOCK   891777104           11,615      502,800    X                            502800

U.S Bancorp           COMMON STOCK   902973304           10,675      350,000    X                            350000

Verizon Communicatio  COMMON STOCK   92343V104            8,515      250,000    X                            250000

Wachovia Corporation  COMMON STOCK   929903102           18,216      325,000    X                            325000

WD-40 Company         COMMON STOCK   929236107           24,007      778,200    X                            778200

Wells Fargo & Co.     COMMON STOCK   949746101           25,548      400,000    X                            400000

Xilinx, Inc.          COMMON STOCK   983919101           11,528      452,800    X                            452800

Dentsply Intl Inc     COMMON STOCK   249030107            5,815      100,000    X                            100000

GRAND TOTAL:                                          1,140,826
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